Financial instruments - Summary of Reconciliation from the Opening Balances to the Ending Balances (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Equity and debt investments
Financial assets at beginning of period	$ 7,381
Financial assets at end of period	9,026
Put options issued to non-controlling interests
Financial liabilities at the beginning of the period	(2,654)
Financial liabilities at the end of the period	(4,496)
Level 3
Equity and debt investments
Financial assets at beginning of period	87	$ 98
- Gain/(loss) included in profit or loss		(13)
Transfer between Level 3 and Level 1	(22)
Financial assets at end of period		86
Put options issued to non-controlling interests
- Gain/(loss) included in profit or loss	5
- Gain/(loss) included in OCI	(6)	1
Net purchases/ (issuances)	(482)
Financial liabilities at the end of the period	(418)
Level 3 | Put options issued to non-controlling interests
Put options issued to non-controlling interests
Financial liabilities at the beginning of the period	(146)	(123)
- Gain/(loss) included in profit or loss	0	0
- Gain/(loss) included in OCI	(6)	1
Net purchases/ (issuances)	(10)	0
Transfer between Level 3 and Level 1	0
Financial liabilities at the end of the period	(162)	(122)
Level 3 | Embedded derivative of the Convertible Notes
Put options issued to non-controlling interests
Financial liabilities at the beginning of the period	0	0
- Gain/(loss) included in profit or loss	3	0
- Gain/(loss) included in OCI	0	0
Net purchases/ (issuances)	(482)	0
Transfer between Level 3 and Level 1	0
Financial liabilities at the end of the period	(479)	0
Equity and debt investments | Level 3
Equity and debt investments
Financial assets at beginning of period	233	221
- Gain/(loss) included in profit or loss	2	(13)
- Gain/(loss) included in OCI	0	0
Net purchases/ (issuances)	10
Transfer between Level 3 and Level 1	(22)
Financial assets at end of period	$ 223	$ 208